Employees' Stock Option Plans (ESOP) (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Share Option Grant

The following is the summary of grants made during fiscal 2020, 2019 and 2018 under the 2015 Plan and 2019 Plan:

Particulars	Fiscal 2020	Fiscal 2019	Fiscal 2018
2015 Plan
RSU and ESOP - Equity settled
KMPs*	506,526	696,480	2,199,146
Employees other than KMPs	3,347,650	3,644,220	3,345,220
	3,854,176	4,340,700	5,544,366

RSU and ESOP - Incentive units- cash settled
KMPs*	180,400	—	—
Other employees	475,740	74,090	100,080
	656,140	74,090	100,080
2019 Plan
RSU - Equity settled
KMPs	352,793	—	—
Employees other than KMPs	1,738,500	—	—
	2,091,293	—	—

Total grants	6,601,609	4,414,790	5,644,446

Information in the table above is adjusted for September 2018 bonus issue, wherever applicable.

*	Upon Dr. Vishal Sikka's (Ex-CEO) resignation from the roles of the company, the unvested RSUs and ESOPs have been forfeited

Refer to Note 2.20 for details on appointment and resignation of KMPs

Schedule of Break-up of Employee Stock Compensation Expense

Break-up of employee stock compensation expense

(Dollars in millions)
	Year ended March 31,
	2020	2019	2018
Granted to:
KMP (1)	8	5	(2)
Employees other than KMP	26	24	15
Total	34	29	13
Cash settled stock compensation expense included in the above	1	1	1

(1)	Included a reversal of stock compensation cost of $5 million for fiscal 2018, towards forfeiture of stock incentives granted to Dr. Vishal Sikka (ex-CEO) upon his resignation.

Restricted Stock Units (RSUs)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Fair Value estimated on Date of Grant

The fair value of each equity settled award is estimated on the date of grant using the following assumptions:

	For options granted in
	Fiscal 2020- Equity Shares-RSU	Fiscal 2020- ADS- RSU
Weighted average share price (₹) / ($- ADS)	728	10.52
Exercise price (₹)/ ($- ADS)	5.00	0.07
Expected volatility (%)	22-30	22-26
Expected life of the option (years)	1-4	1-4
Expected dividends (%)	2-3	2-3
Risk-free interest rate (%)	6-7	1-3
Weighted average fair value as on grant date (₹) / ($- ADS)	607	7.84

	For options granted in
	Fiscal 2019- Equity Shares-RSU	Fiscal 2019- ADS- RSU
Weighted average share price (₹) / ($- ADS)*	696	10.77
Exercise price (₹)/ ($- ADS)*	3.31	0.06
Expected volatility (%)	21-25	22-26
Expected life of the option (years)	1-4	1-4
Expected dividends (%)	2.65	2.65
Risk-free interest rate (%)	7-8	2-3
Weighted average fair value as on grant date (₹) / ($- ADS)*	648	10.03

*	Adjusted for September 2018 bonus issue

	For options granted in
	Fiscal 2018- Equity Shares-RSU	Fiscal 2018- Equity shares ESOP	Fiscal 2018- ADS-RSU	Fiscal 2018- ADS- ESOP
Weighted average share price (₹) / ($- ADS)*	572	461	8.31	7.32
Exercise price (₹)/ ($- ADS)*	2.50	459	0.04	7.33
Expected volatility (%)	20-25	25-28	21-26	25-31
Expected life of the option (years)	1 - 4	3 - 7	1 - 4	3 - 7
Expected dividends (%)	2.78	2.78	2.74	2.74
Risk-free interest rate (%)	6 - 7	6 - 7	1 - 2	1 - 2
Weighted average fair value as on grant date (₹) / ($- ADS)*	533	127	7.74	1.47

*	Adjusted for September 2018 bonus issue

2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Equity Settled Share Based Payment Transaction

The activity in the 2015 Plan and 2019 Plan for equity-settled share based payment transaction during fiscal 2020 is set out below:

	Year ended March 31, 2020
	Shares arising out of options	Weighted average exercise price($)
2015 Plan -RSU
Outstanding at the beginning	9,181,198	0.05
Granted	3,854,176	0.07
Exercised	2,561,218	0.04
Modification to cash settled awards	1,061,820	—
Forfeited and expired	631,438	0.05
Outstanding at the end	8,780,898	0.05
Exercisable at the end	392,185	0.03
2015 Plan-ESOP
Outstanding at the beginning	1,623,176	7.46
Granted	—	—
Exercised	104,796	7.26
Modification to cash settled awards	351,550	—
Forfeited and expired	66,500	7.43
Outstanding at the end	1,100,330	7.13
Exercisable at the end	780,358	7.17
2019 Plan: RSU
Outstanding at the beginning	—	—
Granted	2,091,293	0.07
Exercised	—	—
Forfeited and expired	—	—
Outstanding at the end	2,091,293	0.07
Exercisable at the end	—	—

The activity in the 2015 Plan for equity-settled share based payment transaction during fiscal 2019 is set out below:

	Year ended March 31, 2019
	Shares arising out of options	Weighted average exercise price($)
2015 Plan -RSU
Outstanding at the beginning	7,500,818	0.04
Granted	4,340,700	0.05
Exercised	1,864,510	0.04
Forfeited and expired	795,810	0.04
Outstanding at the end	9,181,198	0.05
Exercisable at the end	235,256	0.04
2015 Plan-ESOP
Outstanding at the beginning	1,933,826	7.62
Granted	—	—
Exercised	117,350	7.35
Forfeited and expired	193,300	7.43
Outstanding at the end	1,623,176	7.46
Exercisable at the end	698,500	7.46

Information in the above table is adjusted for September 2018 bonus issue.

The activity in the 2015 Plan for equity-settled share based payment transaction during fiscal 2018 is set out below:

	Year ended March 31, 2018
	Shares arising out of options	Weighted average exercise price($)
2015 Plan -RSU
Outstanding at the beginning	5,922,746	0.04
Granted	4,561,216	0.04
Forfeited and expired	1,296,434	0.04
Exercised	1,686,710	0.04
Outstanding at the end	7,500,818	0.04
Exercisable at the end	48,410	0.04
2015 Plan-ESOP
Outstanding at the beginning	2,395,300	7.63
Granted	983,150	7.31
Forfeited and expired	104,824	7.63
Exercised	1,339,800	7.42
Outstanding at the end	1,933,826	7.62
Exercisable at the end	393,824	7.63

Information in the above table is adjusted for September 2018 bonus issue.

Schedule of Equity Settled RSUs and ESOPs Outstanding

The following table summarizes information about equity settled RSUs and ESOPs outstanding as of March 31, 2020:

	2019 plan - Options outstanding			2015 plan - Options outstanding
Range of exercise prices per share ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)
American Depositary Share (ADS) and Indian Equity Shares (IES)
0 - 0.07 (RSU)	2,091,293	1.76	0.07	8,780,898	1.59	0.05
6 - 8 (ESOP)	—	—	—	1,100,330	3.48	7.13
	2,091,293	1.76	0.07	9,881,228	1.80	0.84

The following table summarizes information about equity settled RSUs and ESOPs (under the 2015 Plan) outstanding as at March 31, 2019:

	2015 Plan - Options outstanding
Range of exercise prices per share ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)
0 - 0.04 (RSU)	9,181,198	1.70	0.05
6 - 8 (ESOP)	1,623,176	5.04	7.46
	10,804,374	2.20	1.16